Other receivables and assets (Movements of other receivables and assets loss allowance) (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Other receivables and assets
Beginning of the year	¥ (55,169)	¥ (43,169)
Provision	(148,976)	(25,578)
Reversal	18	2,300
Write-off	3,559	11,278
Others	(62,772)
Currency translation differences	8,412
End of the year	¥ (254,928)	¥ (55,169)